Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Mar. 31, 2020
Risks and Uncertainties [Abstract]
Schedule of accounts receivable

	Percentage of
	accounts receivable
	2019	2020
	%	%

Customer A	61.1	47.4
Customer B	10.2	**
Customer C	6.9	18.4
Customer D	**	6.7
Three largest receivable balances	78.2	72.5

**	not among the top three receivable balances as of respective year end.

Schedule of revenue by major customers by reporting segments

	Year ended March 31,
	2018	2019	2020
	%	%	%

Customer A (note a)	51.4	47.7	48.2
Customer B (note a)	15.8	18.0	20.8
Customer C (note b)	10.8	11.2	N/A
	78.0	76.9	69.0

Notes:

(a)	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
(b)	Sales to this customer were reported in the Electric OEM operating segment.